Fees Summary	Jan. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,349,000
Previously Paid Amount	0.00
Total Fee Amount	665.83
Total Offset Amount	0.00
Net Fee	665.83
Narrative - Max Aggregate Offering Price	$ 4,349,000
Final Prospectus	true